FINANCE COSTS	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

		Years ended December 31
(In millions of dollars)	Note	2020	2019

Interest on borrowings [1]		780	746
Interest on lease liabilities	8	70	61
Interest on post-employment benefits liability	23	13	11
Loss on repayment of long-term debt	21	—	19
Loss (gain) on foreign exchange		107	(79)
Change in fair value of derivative instruments		(97)	80
Capitalized interest		(19)	(19)
Other		27	21

Total finance costs		881	840
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.

FOREIGN EXCHANGE AND CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
We recognized $107 million in net foreign exchange losses in 2020 (2019 - $79 million in net gains). These losses and gains were primarily attributed to our US dollar-denominated commercial paper (US CP) program borrowings (see note 17).
These foreign exchange losses (2019 - gains) were offset by the $97 million gain related to the change in fair value of derivatives (2019 - $80 million loss) that was primarily attributed to the debt derivatives, which were not designated as hedges for accounting purposes, we used to substantially offset the foreign exchange risk related to these US dollar-denominated borrowings.